Segment reporting (Tables)	9 Months Ended
Sep. 30, 2022
Operating Segments [Abstract]
Segment As Adjusted EBITDA	The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended September 30,		For the nine months ended September 30,
		2022	2021	2022	2021
	Note	€m	€m	€m	€m
Profit for the period		82.1	51.7	212.7	152.2
Taxation		22.3	13.9	62.0	42.2
Net financing costs	7	4.4	15.0	35.1	90.4
Depreciation & amortization		22.6	17.1	65.8	50.7
Acquisition purchase price adjustments		—	—	—	2.3
Exceptional items	6	18.9	6.5	25.2	21.6
Other add-backs		2.9	9.0	10.6	14.4
Adjusted EBITDA		153.2	113.2	411.4	373.8

External Revenue by Geography

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
	€m	€m	€m	€m
United Kingdom	195.5	182.6	578.7	564.3
Italy	108.5	90.2	311.0	310.0
Germany	91.3	86.1	277.7	288.5
France	43.9	45.0	134.6	139.8
Sweden	38.5	36.9	111.5	110.9
Austria	24.9	24.2	87.9	93.4
Norway	32.8	32.1	95.1	90.6
Croatia	47.4	—	105.3	—
Serbia	35.8	—	92.7	—
Spain	20.9	20.5	57.9	57.8
Rest of Europe	120.1	81.8	337.1	247.3
Total external revenue by geography	759.6	599.4	2,189.5	1,902.6